Accrued Expenses and Other Payables (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY		Dec. 31, 2012 CNY
Schedule of Accrued Expenses and other payables
Accrued payroll and employee benefits		67,824		62,661
Other accrued expenses		26,258	[1]	19,380	[1]
Payable for purchases of property and equipment		4,593		3,664
Deposits received		2,801	[2]	2,315	[2]
VAT and other taxes payable		21,589		17,483
Accrued Expenses and Other Current Liabilities	$ 20,329	123,065		105,503

[1]	Amounts represent primarily accrued rental, utilities, advertising and other sundry expenses.
[2]	Amounts represent primarily guarantee deposits from constructors for renovation and construction projects.